Geographical Segmented Information (Details) - Schedule of identifiable assets by geographic segments - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Geographical Segmented Information (Details) - Schedule of identifiable assets by geographic segments [Line Items]
Restricted deposits	$ 8,489	$ 9,068
Deposits	100,000	100,000
Goodwill	0	6,580,660
Property and equipment	172,841	326,945
Intangible assets	7,058,366	9,172,507
Canada [Member]
Geographical Segmented Information (Details) - Schedule of identifiable assets by geographic segments [Line Items]
Restricted deposits	8,489	9,068
Deposits
Goodwill
Property and equipment
Intangible assets
USA [Member]
Geographical Segmented Information (Details) - Schedule of identifiable assets by geographic segments [Line Items]
Restricted deposits
Deposits	100,000	100,000
Goodwill		6,580,660
Property and equipment	172,841	326,945
Intangible assets	$ 7,058,366	$ 9,172,507